Property and Equipment, Net (Details) - Schedule of property and equipment net - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cost:
Leasehold improvements	$ 3,611	$ 1,461
Computers and peripheral equipment	7,021	16,640
Office furniture and equipment	3,627	4,287
Motor vehicles	1,411	1,170
Software	1,621	3,394
Cost	17,291	26,952
Accumulated depreciation:
Leasehold improvements	753	622
Computers and peripheral equipment	5,886	15,702
Office furniture and equipment	2,340	3,288
Motor vehicles	866	598
Software	1,458	3,093
Accumulated depreciation	11,303	23,303
Depreciated cost	$ 5,988	$ 3,649